Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 535,004	€ 361,465	€ 248,921
Property and equipment, net	13,075	15,905
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	139,885	102,687	57,406
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	52,789	42,301	27,491
Property and equipment, net	13,012	15,817
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	68,554	41,389	26,637
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	273,776	175,088	€ 137,387
Property and equipment, net	€ 63	€ 88